Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended
	Sep. 04, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Dec. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000253545
Account Value [Line Items]
Line Graph and Table Measure Name													SPIN
Accumulated Value	$ 10,000	$ 10,301	$ 10,273	$ 10,775	$ 10,589	$ 10,788	$ 10,601	$ 10,091	$ 10,056	$ 10,356	$ 10,772	$ 11,129		$ 11,324	$ 11,618	$ 11,961	$ 12,035	$ 12,086
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	$ 10,000	$ 10,450	$ 10,355	$ 10,963	$ 10,701	$ 10,999	$ 10,856	$ 10,244	$ 10,175	$ 10,815	$ 11,365	$ 11,620		$ 11,856	$ 12,288	$ 12,576	$ 12,607	$ 12,615